Financial Assets - Summary of Loans Maturity (Detail)		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [line items]
Loans		¥ 660,978,000,000		¥ 611,638,000,000
Impairment charge of loans		275,000,000		2,718,000,000		¥ 0
Net value	[1]	658,535,000,000		608,920,000,000
Impairment [member]
Disclosure of financial assets [line items]
Impairment charge of loans		(2,443,000,000)	$ (2,443)	(2,718,000,000)	$ (2,718)
Within one year [member]
Disclosure of financial assets [line items]
Loans		231,291,000,000		213,937,000,000
After one year but within five years [member]
Disclosure of financial assets [line items]
Loans		287,196,000,000		229,415,000,000
After five years but within ten years [member]
Disclosure of financial assets [line items]
Loans		114,885,000,000		129,596,000,000
After ten years [member]
Disclosure of financial assets [line items]
Loans		¥ 27,606,000,000		¥ 38,690,000,000

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.